Taxes recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	R$ 2,421,667	R$ 1,969,865
Current taxes recoverable	847,088	982,629
Noncurrent taxes recoverable	1,574,579	987,236
Parent Company and subsidiaries in Brazil | IPI
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	9,050	18,226
Parent Company and subsidiaries in Brazil | Value-added tax on sales and services (ICMS) - normal operations
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	427,331	483,248
Parent Company and subsidiaries in Brazil | ICMS - credits from PP&E
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	170,998	140,904
Parent Company and subsidiaries in Brazil | Social integration program (PIS) and social contribution on revenue
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	482	22,389
Parent Company and subsidiaries in Brazil | PIS and COFINS - credits from PP&E
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	255,739	223,297
Parent Company and subsidiaries in Brazil | IR and CSL
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	553,740	691,697
Parent Company and subsidiaries in Brazil | REINTEGRA program
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	20,615	102,166
Parent Company and subsidiaries in Brazil | Federal supervenience
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	688,111	140,537
Parent Company and subsidiaries in Brazil | Other
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	2,852	4,322
Foreign subsidiaries | Other
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	7,750	4,021
Foreign subsidiaries | Value-added tax ("IVA")
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	173,051	92,119
Foreign subsidiaries | IR
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	R$ 111,948	R$ 46,939